Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Components of (Loss) Income Before Taxes from Continuing Operations

(Loss) income from continuing operations before taxes is comprised of the following components for the years ended December 31, 2025 and 2024 (in thousands):

	Year Ended December 31,
	2025	2024
Domestic	$(1,839)	$36
Foreign	(1,152)	(12,030)
Loss from continuing operations before taxes	$(2,991)	$(11,994)

Schedule of Benefit (Provision) for Income Taxes from Continuing Operations

The benefit (provision) for income taxes from continuing operations consists of the following (in thousands):

	Year Ended December 31,
	2025	2024
Current – domestic	$—	$(21)
Current – foreign	(7)	803
Current – total	(7)	782
Deferred – domestic	—	—
Income tax benefit	$(7)	$782

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the (benefit) provision for income taxes from continuing operations with the amount computed by applying the statutory federal tax rate to loss from continuing operations before income taxes is as follows (in thousands):

Year Ended December 31,
2025
U.S. Federal Statutory Tax Rate	$(609)
State and local income taxes, net of federal income tax effect	(483)
Foreign Tax Effects
UK
Statutory Tax Rate Difference	8,940
Change in Valuation Allowance	(55,877)
Non-deductible expenses	47,251
Malaysia
Statutory Tax Rate Difference	(35)
US
Change in Valuation Allowance	1,921
Non-deductible expenses	(1,039)
Other adjustments	(62)
$7

Year Ended December 31,
2024
Loss from continuing operations before taxes	$(11,994)
Income tax expense computed at statutory federal tax rate	(2,527)
Disallowed expenses and non-taxable income	35
Loss surrendered to generate R&D credit	—
Additional research and development tax relief	-
Stock Compensation	30
Change in valuation allowance	2,798
Foreign items, including change in tax rates, and other	(1,158)
Change in Tax Rate	-
Section 382 Limitation	—
Other items	40
$(782)

Schedule of Deferred Tax Assets

Significant components of the Company’s deferred tax assets are shown below (in thousands):

	Year Ended December 31,
	2025	2024
Net operating loss and tax credit carryforwards	$3,203	$59,417
Depreciation, amortization and impairment of property and equipment	—	39
Stock options	907	250
Research and development credits	—	—
Right of use asset	(3)	(1)
Lease liability	3	1
Other	—	114
Total deferred tax assets	4,110	59,820
Valuation allowance for deferred tax assets	(4,110)	(59,820)
Net deferred tax assets	$—	$—